DEBT	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure

7.       DEBT

The Company's debt as of December 31, 2013 and 2012 consisted of the following (in millions):

		Outstanding Balance
		as of December 31,
	Maturity	2013	2012
Senior notes and debentures(a)	2014-2042	$25,003	$26,664
Revolving credit facility	2017	—	—
Commercial paper program	2017	—	—
Capital leases	2016-2042	49	25
Total debt		25,052	26,689
Less: Current maturities		(1,767)	(1,518)
Total long-term debt		$23,285	$25,171

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  The weighted-average effective interest rate for the senior notes and debentures as of December 31, 2013 was 5.880% and includes the effects of interest rate swaps and cross-currency swaps.

Senior Notes and Debentures

TWC Notes and Debentures

Notes and debentures issued by TWC as of December 31, 2013 and 2012 consisted of the following (in millions):

	Date of				Outstanding Balance
			Interest		as of December 31,
	Issuance	Maturity	Payment	Principal	2013	2012
6.200% notes	June 2008	July 2013	Jan/July	$1,500	$—	$1,516
8.250% notes	Nov 2008	Feb 2014	Feb/Aug	750	752	768
7.500% notes	Mar 2009	Apr 2014	Apr/Oct	1,000	1,006	1,031
3.500% notes	Dec 2009	Feb 2015	Feb/Aug	500	512	523
5.850% notes	Apr 2007	May 2017	May/Nov	2,000	2,111	2,167
6.750% notes	June 2008	July 2018	Jan/July	2,000	1,975	2,034
8.750% notes	Nov 2008	Feb 2019	Feb/Aug	1,250	1,240	1,238
8.250% notes	Mar 2009	Apr 2019	Apr/Oct	2,000	1,969	1,992
5.000% notes	Dec 2009	Feb 2020	Feb/Aug	1,500	1,481	1,478
4.125% notes	Nov 2010	Feb 2021	Feb/Aug	700	697	697
4.000% notes	Sep 2011	Sep 2021	Mar/Sep	1,000	993	992
5.750% notes(a)	May 2011	June 2031	June	1,035	1,032	1,012
6.550% debentures	Apr 2007	May 2037	May/Nov	1,500	1,493	1,492
7.300% debentures	June 2008	July 2038	Jan/July	1,500	1,496	1,496
6.750% debentures	June 2009	June 2039	June/Dec	1,500	1,463	1,462
5.875% debentures	Nov 2010	Nov 2040	May/Nov	1,200	1,179	1,178
5.500% debentures	Sep 2011	Sep 2041	Mar/Sep	1,250	1,230	1,229
5.250% notes(b)	June 2012	July 2042	July	1,076	1,066	1,046
4.500% debentures	Aug 2012	Sep 2042	Mar/Sep	1,250	1,243	1,243
Total(c)					$22,938	$24,594

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  Outstanding balance amounts include £623 million valued at $1.032 billion as of December 31, 2013 and £623 million valued at $1.012 billion as of December 31, 2012 using the exchange rate at each date.
  Outstanding balance amounts include £644 million valued at $1.066 billion as of December 31, 2013 and £643 million valued at $1.046 billion as of December 31, 2012 using the exchange rate at each date.
  Outstanding balance amounts as of December 31, 2013 and 2012 include the estimated fair value of interest rate swap assets of $85 million and $294 million, respectively, and exclude an unamortized discount of $158 million and $173 million, respectively.

TWC has filed a shelf registration statement on Form S-3 with the Securities and Exchange Commission (the “SEC”) that allows TWC to offer and sell from time to time a variety of securities. TWC has issued notes and debentures (the “TWC Notes and Debentures”) publicly in a number of offerings. As of November 1, 2013, TWC's obligations under the TWC Notes and Debentures are guaranteed by Time Warner Cable Enterprises LLC (“TWCE”), a 100% owned subsidiary of the Company. Prior to November 1, 2013, TWC's obligations under the TWC Notes and Debentures were guaranteed by the Company's 100% owned subsidiaries, TWCE, TW NY Cable Holding Inc. (“TW NY”) and Time Warner Cable Internet Holdings II LLC (“TWC Internet Holdings II”). As part of an internal reorganization, on November 1, 2013, TW NY merged with and into the Company, with the Company as the surviving entity, and TWC Internet Holdings II merged with and into TWCE, with TWCE as the surviving entity.

The TWC Notes and Debentures were issued pursuant to an indenture, dated as of April 9, 2007, as it has been and may be amended from time to time (the “TWC Indenture”), by and among the Company, TWCE and The Bank of New York Mellon, as trustee. The TWC Indenture contains customary covenants relating to restrictions on the ability of the Company or any material subsidiary to create liens and on the ability of the Company and TWCE to consolidate, merge or convey or transfer substantially all of their assets. The TWC Indenture also contains customary events of default.

The TWC Notes and Debentures are unsecured senior obligations of the Company and rank equally with its other unsecured and unsubordinated obligations. Interest on each series of TWC Notes and Debentures is payable semi-annually (with the exception of the British pound sterling denominated notes (the “Sterling Notes”), which is payable annually) in arrears. The guarantees of the TWC Notes and Debentures are unsecured senior obligations of TWCE and rank equally in right of payment with all other unsecured and unsubordinated obligations of TWCE.

The TWC Notes and Debentures may be redeemed in whole or in part at any time at the Company's option at a redemption price equal to the greater of (i) all of the applicable principal amount being redeemed and (ii) the sum of the present values of the remaining scheduled payments on the applicable TWC Notes and Debentures discounted to the redemption date on a semi-annual basis (with the exception of the Sterling Notes, which are on an annual basis), at a comparable government bond rate plus a designated number of basis points as further described in the TWC Indenture and the applicable note or debenture, plus, in each case, accrued but unpaid interest to, but not including, the redemption date.

The Company may offer to redeem all, but not less than all, of the Sterling Notes in the event of certain changes in the tax laws of the U.S. (or any taxing authority in the U.S.). This redemption would be at a redemption price equal to 100% of the principal amount, together with accrued and unpaid interest on the Sterling Notes to, but not including, the redemption date.

TWCE Debentures

Debentures issued by TWCE as of December 31, 2013 and 2012 consisted of the following (in millions):

	Date of				Outstanding Balance
			Interest		as of December 31,
	Issuance	Maturity	Payment	Principal	2013	2012
8.375% debentures	Mar 1993	Mar 2023	Mar/Sept	$1,000	$1,024	$1,027
8.375% debentures	July 1993	July 2033	Jan/July	1,000	1,041	1,043
Total(a)					$2,065	$2,070

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  Outstanding balance amounts as of December 31, 2013 and 2012 include an unamortized fair value adjustment of $65 million and $70 million, respectively, primarily consisting of the fair value adjustment recognized as a result of the 2001 merger of America Online, Inc. (now known as AOL Inc.) and Time Warner Inc. (now known as Historic TW Inc.). The fair value adjustment is amortized over the term of the related debt instrument as a reduction to interest expense.

During 1992 and 1993, Time Warner Entertainment Company L.P. (“TWE”) issued notes and debentures publicly in a number of offerings. In connection with an internal reorganization, TWE merged with and into TWCE, with TWCE as the surviving entity, on September 30, 2012. Accordingly, TWCE assumed all of the rights and obligations of TWE, including TWE's previously issued notes and debentures (the “TWCE Debentures”). As of November 1, 2013, TWCE's obligations under the TWCE Debentures are guaranteed by TWC. Prior to November 1, 2013, TWCE's obligations under the TWCE Debentures were guaranteed by TWC, TW NY and TWC Internet Holdings II. As part of the internal reorganization discussed above, on November 1, 2013, TW NY merged with and into the Company, with the Company as the surviving entity, and TWC Internet Holdings II merged with and into TWCE, with TWCE as the surviving entity. TWCE has no obligation to file separate reports with the SEC under the Securities Exchange Act of 1934, as amended.

The TWCE Debentures were issued pursuant to an indenture, dated as of April 30, 1992, as it has been and may be amended from time to time (the “TWCE Indenture”) by and among TWCE, TWC and The Bank of New York Mellon, as trustee. The TWCE Indenture contains customary covenants relating to restrictions on the ability of TWCE or any material subsidiary to create liens and on the ability of TWCE and TWC to consolidate, merge or convey or transfer substantially all of their assets. The TWCE Indenture also contains customary events of default.

The TWCE Debentures are unsecured senior obligations of TWCE and rank equally with its other unsecured and unsubordinated obligations. Interest on each series of TWCE Debentures is payable semi-annually in arrears. The guarantees of the TWCE Debentures are unsecured senior obligations of TWC and rank equally in right of payment with all other unsecured and unsubordinated obligations of TWC. The TWCE Debentures are not redeemable before maturity.

Revolving Credit Facility and Commercial Paper Program

As of December 31, 2013, the Company has a $3.5 billion senior unsecured five-year revolving credit facility maturing in April 2017 (the “Revolving Credit Facility”). The Company's obligations under the Revolving Credit Facility are guaranteed by TWCE. Borrowings under the Revolving Credit Facility bear interest at a rate based on the credit rating of TWC, which interest rate was LIBOR plus 1.10% per annum as of December 31, 2013. In addition, TWC is required to pay a facility fee on the aggregate commitments under the Revolving Credit Facility at a rate determined by the credit rating of TWC, which rate was 0.15% per annum as of December 31, 2013. The Revolving Credit Facility provides same-day funding capability, and a portion of the aggregate commitments, not to exceed $500 million at any time, may be used for the issuance of letters of credit.

The Revolving Credit Facility contains a maximum leverage ratio covenant of 5.0 times TWC's consolidated EBITDA. The terms and related financial metrics associated with the leverage ratio are defined in the agreement. As of December 31, 2013, TWC was in compliance with the leverage ratio covenant, calculated in accordance with the agreement, with a ratio of approximately 3.1 times. The Revolving Credit Facility does not contain any credit ratings-based defaults or covenants or any ongoing covenants or representations specifically relating to a material adverse change in TWC's financial condition or results of operations. Borrowings under the Revolving Credit Facility may be used for general corporate purposes, and unused credit is available to support borrowings under the Commercial Paper Program (as defined below).

In addition to the Revolving Credit Facility, the Company maintains a $2.5 billion unsecured commercial paper program (the “Commercial Paper Program”) that is also guaranteed by TWCE. Commercial paper issued under the Commercial Paper Program is supported by unused committed capacity under the Revolving Credit Facility and ranks equally with other unsecured senior indebtedness of TWC and TWCE.

As of December 31, 2013, the Company had no outstanding borrowings under the Revolving Credit Facility or Commercial Paper Program. TWC's unused committed financial capacity was $3.960 billion as of December 31, 2013, reflecting $525 million of cash and equivalents and $3.435 billion of available borrowing capacity under the Revolving Credit Facility (which reflects a reduction of $65 million for outstanding letters of credit backed by the Revolving Credit Facility).

Debt Issuance Costs

For the years ended December 31, 2012 and 2011, the Company capitalized debt issuance costs of $26 million and $25 million, respectively, in connection with the Company's public debt issuances. These capitalized costs are amortized over the term of the related debt instrument and are included as a component of interest expense, net, in the consolidated statement of operations.

Maturities

Annual maturities of debt total $1.758 billion in 2014, $509 million in 2015, $5 million in 2016, $2.004 billion in 2017, $2.002 billion in 2018 and $18.709 billion thereafter.